Revenue and Receivables from Contracts with Customers - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 1,104	$ 1,087	$ 1,045	$ 1,736	$ 1,736	$ 0	$ 0
Bad debt expense	916	3,099	290	2,853	2,991	2,270	400
Write-offs	(18)	(38)	(46)	(596)	(3,588)	(540)	(400)
Recoveries	0	197	710	197
Foreign currency translation and other adjustments	(1)	(18)	2	(50)	(282)	6	0
Ending balance	$ 2,001	$ 4,327	$ 2,001	4,327	1,045	1,736	$ 0
Accounting Standards Update 2016-13
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance				1,923	1,923
Ending balance						1,923
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjusted Balance
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance				$ 1,924	$ 1,924
Ending balance						$ 1,924